--------------------------------------------------------------------------------
                             Important Information
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[JOHN HANCOCK LOGO]
-------------------
JOHN HANCOCK FUNDS                                                 July 15, 2003


Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in John Hancock Pacific Basin Equities Fund. The enclosed proxy statement contains information about a proposal to reorganize your Fund and transfer its assets into John Hancock International Fund.

Why are changes being proposed?

The reorganization is intended to consolidate the international strategies of your Fund and John Hancock International Fund into one unified approach that eliminates the regional concentration of John Hancock Pacific Basin Equities Fund in favor of an international investment strategy. This change benefits you because, unlike John Hancock Pacific Basin Equities Fund, John Hancock International Fund is not geographically concentrated and can therefore invest in a broader range of countries and regions, offering greater diversification.

Moreover, by focusing on core international investments, the combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each Fund incurs substantial operating costs for insurance, accounting, legal, and custodial services. The reorganization of these Funds may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio. If the proposal is approved, you will receive shares of the International Fund in proportion to the value of your shares in John Hancock Pacific Basin Equities Fund.

Impact on Fund Expenses

It is important to note that your Fund's expenses are projected to decrease as a result of the reorganization. Your Fund's expenses as a percentage of net assets are 2.57% for Class A shares and 3.27% for Class B and C shares. If the reorganization is approved, John Hancock Funds has agreed to extend the cap on the International Fund's expenses, which is equal to 2.35% of net assets for Class A and 3.05% for Class B and Class C shares, until at least March 1, 2005.

Your Vote Matters

After careful consideration, your Fund's trustees have unanimously agreed to the reorganization of the assets of John Hancock Pacific Basin Equities Fund into John Hancock International Fund. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on September 26, 2003.

Your vote makes a difference, no matter what the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling 1-866-241-6192; via mail by returning the enclosed voting card; or via the Internet by visiting www.jhfunds.com and selecting the shareholder entryway. If you have any questions or need additional information, please contact a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 A.M. and 8:00 P.M. Eastern time. I thank you for your prompt vote on this matter.

                                                Sincerely,


                                                /s/ Maureen R. Ford
                                                ----------------------------
                                                Maureen R. Ford
                                                Chairman and Chief Executive
                                                Officer

JOHN HANCOCK PACIFIC BASIN EQUITIES FUND (a series of John Hancock World Fund)


("Pacific Basin Fund" or "your fund")
101 Huntington Avenue
Boston, MA 02199


NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
SCHEDULED FOR SEPTEMBER 24, 2003

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.


To the shareholders of Pacific Basin Fund:


A shareholder meeting for your fund will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, September 24, 2003, at 9:00 A.M., Eastern time, to consider the following:


1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Pacific Basin Equities Fund ("Pacific Basin Fund" or "your fund") and John Hancock International Fund ("International Fund"). Under this Agreement, your fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares would be distributed proportionately to you and the other shareholders of Pacific Basin Fund. International Fund would also assume Pacific Basin Fund's liabilities. Pacific Basin Fund's board of trustees recommends that you vote FOR this proposal.


2.   Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on July 2, 2003 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, it may result in additional shareholder solicitation.

                        By order of the board of trustees,


                        Susan S. Newton
                        Secretary

July 15, 2003

PROXY STATEMENT OF
JOHN HANCOCK PACIFIC BASIN EQUITIES FUND
(referred to herein as "Pacific Basin Fund", the "Acquired Fund" or "your fund" (a series of John Hancock World Fund))
101 Huntington Avenue
Boston, MA 02199

PROSPECTUS FOR
JOHN HANCOCK INTERNATIONAL FUND
(referred to herein as the "Acquiring Fund" or "International Fund") (a series of John Hancock Investment Trust III)
101 Huntington Avenue
Boston, MA 02199

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

                   Acquired Fund         Acquiring Fund        Shareholders Entitled to Vote
                ------------------     ------------------     -------------------------------
Proposal 1      Pacific Basin Fund     International Fund     Pacific Basin Fund shareholders

How The Reorganization Will Work

o The Acquired Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume the Acquired Fund's liabilities.

o The Acquiring Fund will issue Class A shares to the Acquired Fund in an amount equal to the value of the Acquired Fund's net assets attributable to its Class A shares. These shares will be distributed to the Acquired Fund's Class A shareholders in proportion to their holdings on the reorganization date.

o The Acquiring Fund will issue Class B shares to the Acquired Fund in an amount equal to the value of the Acquired Fund's net assets attributable to its Class B shares. These shares will be distributed to the Acquired Fund's Class B shareholders in proportion to their holdings on the reorganization date.

o The Acquiring Fund will issue Class C shares to the Acquired Fund in an amount equal to the value of the Acquired Fund's net assets attributable to its Class C shares. These shares will be distributed to the Acquired Fund's Class C shareholders in proportion to their holdings on the reorganization date.

o The Acquired Fund will be terminated and fund shareholders will become shareholders of the Acquiring Fund.

o The reorganization is intended to result in no income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund.

Rationale for the Reorganization

The reorganization is intended to consolidate the funds' international strategies into one unified approach that eliminates the regional concentration of Pacific Basin Fund. Instead, the reorganization would consolidate your fund into the Acquiring Fund, which invests primarily in non-U.S. equity securities and has no fixed allocation of assets to specific countries or regions. In addition, because the Acquiring Fund is now John Hancock Funds' primary vehicle for international equity investing, it is better positioned to build upon economies of scale and attract additional investments. As a result, the Acquiring Fund's greater asset size may allow the Acquiring Fund to (i) obtain better net prices on securities trades, (ii) achieve greater diversification of international portfolio holdings and (iii) reduce per share expenses as fixed expenses are shared over a larger asset base. Therefore, the trustees of your fund recommend that you vote FOR the reorganization.


The total expenses paid by your fund will decrease as a result of the reorganization. Although the Acquiring Fund's management fee is higher than Pacific Basin Fund's management fee, the annual operating expenses based on International Fund's most recent fiscal year is lower than Pacific Basin Fund's operating expenses. Furthermore, upon completion of the merger, the funds' investment adviser has agreed until at least March 1, 2005 to limit the Acquiring Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and 3.05% of average daily net assets for Class B and Class C shares.


Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

---------------------------------------------------------------------------------------------------------------------------
Where to Get More Information
---------------------------------------------------------------------------------------------------------------------------
Class A, B and C prospectus of International Fund dated       In the same envelope as this proxy statement and
February 14, 2003.                                            prospectus. These documents are incorporated by reference
--------------------------------------------------------      into (and therefore legally part of) this proxy statement and


The International Fund's annual report to shareholders        prospectus.
dated October 31, 2002 and semiannual report to
shareholders dated April 30, 2003.
---------------------------------------------------------------------------------------------------------------------------
Class A, B and C prospectus for the Acquired Fund             On file with the Securities and Exchange Commission
dated February 14, 2003.                                      ("SEC") or available at no charge by calling our toll-free
--------------------------------------------------------      number: 1-800-225-5291. Incorporated by reference into
The Acquired Fund's annual reports to shareholders            (and therefore legally part of) this proxy statement and
dated October 31, 2002 and semiannual report to               prospectus.
shareholders dated April 30, 2003.
--------------------------------------------------------


A statement of additional information dated July 15,
2003. It contains additional information about the
Acquired Fund and the Acquiring Fund.
---------------------------------------------------------------------------------------------------------------------------
To ask questions about this proxy statement and               Call our toll-free telephone number: 1-800-225-5291
prospectus.
---------------------------------------------------------------------------------------------------------------------------

       The date of this proxy statement and prospectus is July 15, 2003.

TABLE OF CONTENTS


                                                                         Page
                                                                         -----
INTRODUCTION .........................................................     3
SUMMARY ..............................................................     3
COMPARISON OF INVESTMENT RISKS .......................................    11
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION .........    11
FURTHER INFORMATION ON THE REORGANIZATION ............................    13
CAPITALIZATION .......................................................    14
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES ...................    16
BOARDS' EVALUATION AND RECOMMENDATION ................................    16
VOTING RIGHTS AND REQUIRED VOTE ......................................    17
INFORMATION CONCERNING THE MEETING ...................................    17
OWNERSHIP OF SHARES OF THE FUNDS .....................................    20
FINANCIAL STATEMENTS AND EXPERTS .....................................    21
AVAILABLE INFORMATION ................................................    21
EXHIBIT A--FORM OF AGREEMENT AND PLAN OF REORGANIZATION ..............    22


INTRODUCTION

This proxy statement and prospectus is being used by the Acquired Fund's board of trustees to solicit proxies to be voted at a special meeting of the Acquired Fund's shareholders. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, September 24, 2003 at 9:00 A.M., Eastern time. The purpose of the meeting is to consider proposals to approve the Agreement and Plan of Reorganization providing for the reorganization of the Acquired Fund into the Acquiring Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about July 15, 2003.

Please read carefully the entire proxy statement, including Exhibit A and the enclosed prospectus and annual report.

Who is Eligible to Vote?

Shareholders of record on July 2, 2003 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.


SUMMARY

The following is a summary of more complete information appearing later in this proxy statement/prospectus. You should read the entire proxy statement carefully, including Exhibit A and the enclosed prospectus and reports of International Fund, because they contain details that are not in the summary.


Approval of Agreement and Plan of Reorganization Between
Pacific Basin Fund and International Fund

A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between Pacific Basin Fund and International Fund. Under this Agreement, Pacific Basin Fund would transfer all of its assets to International Fund in exchange for shares of International Fund. These shares would be distributed proportionately to the shareholders of Pacific Basin Fund. International Fund would also assume Pacific Basin Fund's liabilities. Pacific Basin Fund's board of trustees recommends that shareholders vote FOR this proposal.

Comparison of Pacific Basin Fund to International Fund

----------------------------------------------------------------------------------------------------------------------------------
                        Pacific Basin Fund                                     International Fund
----------------------------------------------------------------------------------------------------------------------------------
 Business               A diversified series of John Hancock World             A diversified series of John Hancock
                        Fund, an open-end investment management                Investment Trust III, an open-end investment
                        company organized as a Massachusetts business          management company organized as a
                        trust.                                                 Massachusetts business trust.
----------------------------------------------------------------------------------------------------------------------------------
 Net assets as of       $17.2 million                                          $64.3 million*
 April 30, 2003
----------------------------------------------------------------------------------------------------------------------------------
 Investment adviser,    Investment Adviser:                                    Investment Adviser:
 subadviser and         John Hancock Advisers, LLC                             John Hancock Advisers, LLC
 portfolio managers
                        Subadviser:                                            Subadviser:
                        Nicholas Applegate Capital Management                  Nicholas Applegate Capital Management
                        o A subsidiary of Allianz AG, a German                 o A subsidiary of Allianz AG, a German
                        publicly traded company, which, together with          publicly traded company, which, together with
                        its subsidiaries, comprises the world's largest        its subsidiaries, comprises the world's largest
                        insurance group                                        insurance group
                        o Supervised by the adviser                            o Supervised by the adviser
                        o Founded in 1984                                      o Founded in 1984

                        Portfolio managers:                                    Portfolio managers:
                        U.S.-based team responsible for day-to-day             U.S.-based team responsible for day-to-day
                        investment management                                  investment management
----------------------------------------------------------------------------------------------------------------------------------
 Investment objective   The fund seeks long-term growth of capital.            The fund seeks long-term growth of capital.
                        This objective is fundamental and can be               This objective is non-fundamental and can be
                        changed only with shareholder approval.                changed without shareholder approval.
----------------------------------------------------------------------------------------------------------------------------------
 Primary investments    The fund normally invests at least 80% of its          The fund normally invests at least 80% of its
                        assets in corporate common stock and other             assets in stocks of foreign companies.
                        equity securities of "Pacific Basin companies".

                        "Pacific Basin companies" are companies that
                        derive more than half of their revenues from
                        Pacific Basin operations, are organized under the
                        laws of Pacific Basin countries, or are traded
                        principally on Pacific Basin exchanges. Although
                        the Pacific Basin includes all of the countries
                        bordering the Pacific Ocean, the manager
                        focuses on Japan, Hong Kong, Australia,
                        Singapore, South Korea, China and Taiwan.
----------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets       The fund may invest in emerging markets                The fund may invest up to 30% of assets in
                        countries without any specified percentage             emerging markets as classified by Morgan
                        limitation.                                            Stanley Capital International (MSCI).
----------------------------------------------------------------------------------------------------------------------------------
 Allocation of Assets   Neither fund maintains a fixed allocation of assets, either with respect to securities type or geography.
----------------------------------------------------------------------------------------------------------------------------------
 Diversification        The fund is diversified, which means that, with        The fund is diversified, which means that,
                        respect to 75% of total assets, the fund cannot        with respect to 75% of total assets, the fund
                        invest (i) more than 5% of total assets in             cannot invest (i) more than 5% of total assets
                        securities of a single issuer or (ii) in securities    in securities of a single issuer or (ii) in
                        representing more than 10% of the outstanding          securities representing more than 10% of the
                        voting securities of an issuer.                        outstanding voting securities of an issuer. In
                                                                               addition, the fund cannot invest more than
                                                                               5% of total assets in a single security (other
                                                                               than U.S. Government securities).
----------------------------------------------------------------------------------------------------------------------------------
 Derivatives            Each fund may make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                           Pacific Basin Fund                                 International Fund
----------------------------------------------------------------------------------------------------------------------------
Temporary defensive        In abnormal conditions, each fund may temporarily invest more than 20% of assets
positions                  in investment- grade short-term securities. In these and other cases, the funds might not achieve their respective goals.
----------------------------------------------------------------------------------------------------------------------------

* Net assets have been restated to reflect the reorganization of John Hancock Global Fund and John Hancock European Equity Fund into International Fund which occurred on May 9, 2003.


In deciding whether to approve the reorganization, you should consider the similarities and differences between your fund and International Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of International Fund is commensurate with the amount of risk involved in the authorized investments of your fund. Although the investment objectives of the two funds are identical, their investment policies and risks are different. Your fund concentrates its investments in securities of Pacific Basin companies. International Fund, however, does not maintain any geographical concentration and invests in securities of foreign companies without any fixed allocation of assets. In addition, International Fund may invest up to 30% of assets in emerging markets, whereas your fund may invest in emerging markets within the Pacific Basin but does not have a stated percentage policy. International Fund also has a more restrictive diversification policy than your fund, limiting investment in any single security to 5% of the fund's assets. Also, unlike your fund, the investment objective of the International Fund is non-fundamental and can be changed without shareholder approval.


----------------------------------------------------------------------------------------------------------------------------
CLASSES OF SHARES
----------------------------------------------------------------------------------------------------------------------------
                             Pacific Basin Fund and International Fund
----------------------------------------------------------------------------------------------------------------------------
 Class A sales charges and   The Class A shares of both funds have the same characteristics and fee structure.
 12b-1 fees
                             o Class A shares are offered with front-end sales charges ranging from 2% to 5% of the fund's offering price, depending on the amount invested.

                             o Class A shares are subject to a 12b-1 distribution fee equal to 0.30% annually of average net assets.

                             o There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ranging from 0.25% to 1.00% on shares sold within one year of purchase.

                             o Investors can combine multiple purchases of Class A shares to take advantage of breakpoints in the sales charge schedule.

                             o Sales charges are waived for the categories of investors listed in the funds' prospectuses.
----------------------------------------------------------------------------------------------------------------------------
 Class B sales charges and   The Class B shares of both funds have the same characteristics and fee structure.
 12b-1 fees
                             o Class B shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) if sold within six years after purchase. The CDSC ranges from
                             1.00% to 5.00% depending on how long the shares are held. No CDSC is imposed on shares held more than six years.

                             o Class B shares are subject to 12b-1 distribution and service fees equal to 1.00% annually of average net assets.

                             o CDSCs are waived for the categories of investors listed in the funds' prospectus.

                             o Class B shares automatically convert to Class A shares after eight years.
----------------------------------------------------------------------------------------------------------------------------
 Class C sales charges and   The Class C shares of both funds have the same characteristics and fee structure.
 12b-1 fees
                             o Class C shares are offered with a front-end sales charge equal to 1.00% of the fund's offering price.

                             o Class C shares are subject to a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.

                             o Class C shares are subject to 12b-1 distribution and service fees equal to 1.00% annually of average net assets.

                             o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of the investment.
----------------------------------------------------------------------------------------------------------------------------
 12b-1 fees                  o These fees are paid out of a fund's assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
BUYING, SELLING AND EXCHANGING SHARES
----------------------------------------------------------------------------------------------------------------------------
                             Pacific Basin Fund and International Fund
----------------------------------------------------------------------------------------------------------------------------
 Buying shares               Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. After May 21, 2003, investors will not be allowed to open new accounts in Pacific Basin Fund but can add to existing accounts.
----------------------------------------------------------------------------------------------------------------------------
 Minimum initial             Class A, Class B and Class C Shares: $1,000 for non-retirement accounts and $250 for
 investment                  retirement accounts and group investments.
----------------------------------------------------------------------------------------------------------------------------
 Exchanging shares           Shareholders may exchange their shares at net asset value with no sales charge for shares of the same class of any other John Hancock fund.
----------------------------------------------------------------------------------------------------------------------------
 Selling shares              Shareholders may sell their shares by submitting a proper written or telephone request to
                             John Hancock Signature Services, Inc.
----------------------------------------------------------------------------------------------------------------------------
 Net asset value             All purchases, exchanges and sales are made at a price based on the next determined net asset value (NAV) per share of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 P.M. Eastern time.
----------------------------------------------------------------------------------------------------------------------------

The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The expense table appearing below shows the expenses for the twelve-month period ended April 30, 2003, adjusted to reflect any changes. Future expenses for all share classes may be greater or less. The examples contained in the expense table show what you would pay if you invested $10,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Pro Forma Expenses

In connection with the reorganization, the adviser has agreed until at least March 1, 2005 to limit International Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and 3.05% of average daily net assets for Class B and Class C shares. This expense limitation is lower than your fund's total operating expenses for its most recent fiscal year.

The following expense table shows the hypothetical ("pro forma") expenses of International Fund assuming that a reorganization with Pacific Basin Fund, occurred on May 1, 2002. The expenses shown in both tables are based on fees and expenses incurred during the twelve-month period ended April 30, 2003.

                                                                                                  International Fund*
                                                                                                      (PRO FORMA
                                                                                                    for the 12 mths
                                                                                                    ended 4/30/03)
                                                                    Pacific                            (Assuming
                                                                     Basin      International     reorganization with
                                                                      Fund          Fund*         Pacific Basin Fund)
Shareholder transaction expenses                                    Class A        Class A              Class A
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                         5.00%           5.00%                5.00%
Maximum sales charge imposed on reinvested dividends                 none           none                 none
Maximum deferred sales charge (load) as a % of purchase or sale
 price, whichever is less(1)                                         none           none                 none
Redemption fee(2)                                                    none           none                 none
Exchange fee                                                         none           none                 none

                                                                                                  International Fund*
                                                                                                      (PRO FORMA
                                                                                                    for the 12 mths
                                                                                                    ended 4/30/03)
                                                                    Pacific                            (Assuming
                                                                     Basin      International     reorganization with
Annual fund operating expenses                                        Fund          Fund*         Pacific Basin Fund)
(as a % of average net assets)                                     Class A        Class A              Class A
---------------------------------------------------------------------------------------------------------------------
Management fee                                                      0.80%          0.90%               0.90%
Distribution and service (12b-1) fee                                0.30%          0.30%               0.30%
Other expenses                                                      1.47%          1.36%               1.29%
Total fund operating expenses                                       2.57%          2.56%               2.49%
Expense reduction                                                    N/A           0.21%(3)            0.14%(3)
Net fund operating expenses                                         2.57%          2.35%               2.35%

* International Fund's expenses have been restated to reflect the pro forma results of the reorganization of John Hancock Global Fund and John Hancock European Equity Fund into International Fund which occurred on May 9, 2003. Actual expenses of International Fund as of April 30, 2003 without taking into account those reorganizations, were as follows: Class A: 4.91% (gross) and 2.86% (net).

(1)  Except for investments of $1 million or more.

(2)  Does not include wire redemption fee (currently $4.00).

(3) The adviser has agreed to limit International Fund's Class A operating expenses to 2.35% of the fund's Class A average daily net assets at least until March 1, 2004, and effective with the reorganization, to extend such limit until at least March 1, 2005.

                                                                                        International Fund*
                                                                                            (PRO FORMA
                                                                                          for the 12 mths
                                                                                          ended 4/30/03)
                                                          Pacific                            (Assuming
                                                           Basin      International     reorganization with
                                                            Fund          Fund*         Pacific Basin Fund)
Shareholder transaction expenses                          Class B        Class B              Class B
-----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                none           none                 none
Maximum sales charge imposed on reinvested dividends       none           none                 none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                 5.00%          5.00%                5.00%
Redemption fee(2)                                          none           none                 none
Exchange fee                                               none           none                 none


                                                                                        International Fund*
                                                                                            (PRO FORMA
                                                                                          for the 12 mths
                                                                                          ended 4/30/03)
                                                          Pacific                            (Assuming
                                                           Basin      International     reorganization with
Annual fund operating expenses                              Fund          Fund*         Pacific Basin Fund)
(as a % of average net assets)                            Class B        Class B              Class B
-----------------------------------------------------------------------------------------------------------
Management fee                                              0.80%         0.90%               0.90%
Distribution and service (12b-1) fee                        1.00%         1.00%               1.00%
Other expenses                                              1.47%         1.36%               1.29%
Total fund operating expenses                               3.27%         3.26%               3.19%
Expense reduction                                            N/A          0.21%(3)            0.14%(4)
Net fund operating expenses                                 3.27%         3.05%               3.05%

                                                                                        International Fund*
                                                                                            (PRO FORMA
                                                                                          for the 12 mths
                                                                                          ended 4/30/03)
                                                          Pacific                            (Assuming
                                                           Basin      International     reorganization with
                                                            Fund          Fund*         Pacific Basin Fund)
Shareholder transaction expenses                          Class C        Class C              Class C
-----------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
 (as a % of purchase price)                                1.00%          1.00%                1.00%
Maximum sales charge imposed on reinvested dividends       none           none                 none
Maximum deferred sales charge (load) as a % of
 purchase or sale price, whichever is less                 1.00%          1.00%                1.00%
Redemption fee(2)                                          none           none                 none
Exchange fee                                               none           none                 none


                                                                                        International Fund*
                                                                                            (PRO FORMA
                                                                                          for the 12 mths
                                                                                          ended 4/30/03)
                                                          Pacific                            (Assuming
                                                           Basin      International     reorganization with
Annual fund operating expenses                              Fund          Fund*         Pacific Basin Fund)
(as a % of average net assets)                            Class C        Class C              Class C
-----------------------------------------------------------------------------------------------------------
Management fee                                            0.80%          0.90%               0.90%
Distribution and service (12b-1) fee                      1.00%          1.00%               1.00%
Other expenses                                            1.47%          1.36%               1.29%
Total fund operating expenses                             3.27%          3.26%               3.19%
Expense reduction(3)(4)                                    N/A           0.21%(3)            0.14%(3)
Net fund operating expenses                               3.27%          3.05%               3.05%

* International Fund's expenses have been restated to reflect the pro forma results of the reorganization of John Hancock Global Fund and John Hancock European Equity Fund into International Fund which occurred on

     May 9, 2003. Actual expenses of International Fund for the twelve months ended April 30, 2003 without taking into account those reorganizations, were as follows: Class B shares: 5.61% gross and 3.56% (net); Class C shares: 5.61% gross and 3.56% (net).

(1)  Except for investments of $1 million or more.

(2)  Does not include wire redemption fee (currently $4.00).

(3) The adviser has agreed to limit International Fund's Class B and Class C operating expenses to 3.05% of the fund's Class B and Class C average daily net assets at least until March 1, 2004, and effective with the reorganization, to extend such limits until at least March 1, 2005.

The pro forma examples contained in the expense table show what you would pay on a $10,000 investment on each fund separately, and on the International Fund if the reorganization occurs on September 26, 2003. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of International Fund's actual expenses or returns, either past or future.

Examples

                                                 International Fund*
                                                     (PRO FORMA)
                                                      (Assuming
                                                 reorganization with
             Pacific Basin     International        Pacific Basin
Class A           Fund             Fund*                Fund)
------------------------------------------------------------------------
Year 1           $  747            $  738              $  726
Year 3           $1,260            $1,249              $1,218
Year 5           $1,797            $1,785              $1,741
Year 10          $3,260            $3,244              $3,169

Class B--assuming redemption at end of period
------------------------------------------------------------------------
Year 1           $  830            $  820              $  808
Year 3           $1,307            $1,295              $1,264
Year 5           $1,907            $1,895              $1,851
Year 10          $3,408            $3,393              $3,318

Class B--assuming no redemption
------------------------------------------------------------------------
Year 1           $  330            $  320              $  308
Year 3           $1,007            $  995              $  964
Year 5           $1,707            $1,695              $1,651
Year 10          $3,408            $3,393              $3,318

Class C--assuming redemption at end of period
------------------------------------------------------------------------
Year 1           $  526            $  516              $  504
Year 3           $1,097            $1,085              $1,054
Year 5           $1,790            $1,778              $1,734
Year 10          $3,632            $3,617              $3,544

Class C--assuming no redemption
------------------------------------------------------------------------
Year 1           $  427            $  417              $  405
Year 3           $1,097            $1,085              $1,054
Year 5           $1,790            $1,778              $1,734
Year 10          $3,632            $3,617              $3,544

* Expenses for International Fund used in the examples have been restated to reflect the reorganization of John Hancock Global Fund and John Hancock European Equity Fund into International Fund which occurred on May 9, 2003.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of its average daily net assets:

Fund Asset Breakpoints                                         Fee Rate
------------------------------------------------------------------------
Pacific Basin Fund
  First $200 million                                             0.800%
  Amount over $200 million                                       0.700%
International Fund (current)
-------------------------------------------------------------------------
  First $100 million                                             0.900%
  Next $200 million                                              0.800%
  Next $200 million                                              0.750%
  Amount over $500 million                                       0.625%
International Fund (pro forma)
-------------------------------------------------------------------------
  First $100 million                                             0.900%
  Next $200 million                                              0.800%
  Next $200 million                                              0.750%
  Amount over $500 million                                       0.625%

International Fund's pro forma management fee rate of 0.90% is higher than your fund's management fee rate of 0.80% at current asset levels. At higher asset levels, International Fund's management fee rate is higher than your fund's management fee rate, except that International Fund's management fee rate is lower than your fund's management fee rate at asset levels over $500 million. Both funds have the same 12b-1 fees for Class A shares (0.30%) and Class B and Class C shares (1.00%). International Fund's pro forma other expenses of 1.29% are lower than Pacific Basin Fund's other expenses of 1.47%. This results in International Fund's pro forma total annual operating expenses for all share classes being lower than Pacific Basin Fund's total annual operating expenses, in each case both before and after the expense limitations.


Each fund's subadviser is Nicholas Applegate, an indirect wholly owned subsidiary of Allianz AG, a German publicly traded company, which, together with its subsidiaries, comprises the world's largest insurance group. Nicholas Applegate is responsible for providing investment advice to the funds, subject to the review of the Trustees and overall supervision of the adviser. Nicholas Applegate also provides the funds on a continuous basis with economic, financial and political information, research and assistance concerning international markets. Nicholas Applegate receives its compensation directly from the adviser, not the funds. For Pacific Basin Fund, the adviser pays Nicholas Applegate a subadvisory fee equal on an annual basis to: (i) 0.60% of the first $100,000,000 of the average daily net asset value of the Fund; and
(ii) 0.50% of the average daily net asset value of the Fund in excess of $100,000,000. For International Fund, the annual rate is equal to (i) 0.50% of the first $500,000,000 of the average daily net asset value of the Fund; and
(ii) 0.45% of the average daily net asset value of the Fund in excess of $500,000,000. However, effective May 9, 2003, Nicholas Applegate agreed to reduce its subadvisory fees on an annual basis to (i) 0.45% of the first $200,000,000 of the average daily net asset value of the Fund; and (ii) 0.40% of the average daily net asset value of the Fund in excess of $200,000,000. This reduction will have no effect on the fund's advisory fees or other expenses.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the risks affecting each fund.

-----------------------------------------------------------------------------------------------------------------------
                            Pacific Basin Fund                                                      International Fund
-----------------------------------------------------------------------------------------------------------------------
 Stock market risk         The value of securities in the fund may go down in response to overall stock market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund concentrates in certain sectors, its performance could be worse than that of the overall stock market.
-----------------------------------------------------------------------------------------------------------------------
 Management risk           The fund's management strategy may fail to produce the intended results. The fund could underperform its peers or lose money if the investment strategy, including country, industry or security (or in the case of International Fund, region) selection, does not perform as expected.
-----------------------------------------------------------------------------------------------------------------------
 Foreign securities risk   Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social instability and political actions ranging from tax code changes to governmental collapse.
-----------------------------------------------------------------------------------------------------------------------
 Regional concentration    Because the fund focuses on a single region of the world, its            Not applicable.
 risk                      performance may be more volatile than that of a fund that invests globally. Pacific Basin issues denominated in euros are subject to the risk that the euro may decline in value against the U.S. dollar. Also, applying a single monetary policy to countries with different economic trends could hurt issuers in some countries, and the failure of a monetary union could disrupt Pacific Basin economies.
-----------------------------------------------------------------------------------------------------------------------
 Emerging markets risk     To the extent the fund invests in emerging markets, the risks of investment in foreign securities are more significant. Also, in a down market emerging markets investments could become harder to value or sell at a fair price.

-----------------------------------------------------------------------------------------------------------------------
 Derivatives risk          Certain derivative instruments can produce disproportionate gains or losses and are riskier than direct investments. Also, in a down market derivatives could become harder to value or sell at a fair price.
-----------------------------------------------------------------------------------------------------------------------
 Active trading            The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.
-----------------------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a form of which is attached to this proxy statement as Exhibit A. Additional information about the reorganization and the Agreement is set forth below under "Further Information on Each Reorganization." The Agreement provides for a reorganization on the following terms:

o The reorganization is scheduled to occur at 5:00 P.M., Eastern time, on September 26, 2003, but may occur on any later date before December 31, 2003. Pacific Basin Fund will transfer all of its assets to International Fund and International Fund will assume all of Pacific Basin Fund's liabilities. This will result in the addition of Pacific Basin Fund's assets to International Fund's portfolio. The net asset value of both funds will be computed as of 5:00 P.M., Eastern time, on the reorganization date.

o International Fund will issue to Pacific Basin Fund Class A shares in an amount equal to the net assets attributable to Pacific Basin Fund's Class A shares. As part of the liquidation of Pacific Basin Fund, these shares will immediately be distributed to Class A shareholders of record of Pacific Basin Fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of Pacific Basin Fund will end up as Class A shareholders of International Fund.

o International Fund will issue to Pacific Basin Fund Class B shares in an amount equal to the net assets attributable to Pacific Basin Fund's Class B shares. As part of the liquidation of Pacific Basin Fund, these shares will immediately be distributed to Class B shareholders of record of Pacific Basin Fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of Pacific Basin Fund will end up as Class B shareholders of International Fund.

o International Fund will issue to Pacific Basin Fund Class C shares in an amount equal to the net assets attributable to Pacific Basin Fund's Class C shares. As part of the liquidation of Pacific Basin Fund, these shares will immediately be distributed to Class C shareholders of record of Pacific Basin Fund in proportion to their holdings on the reorganization date. As a result, Class C shareholders of Pacific Basin Fund will end up as Class C shareholders of International Fund.

o After the shares are issued, the existence of Pacific Basin Fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees of Pacific Basin Fund believes that the proposed reorganization will be advantageous to the shareholders of Pacific Basin Fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that, unlike your fund, International Fund is not geographically concentrated and therefore can invest in a broader range of countries and regions. International Fund is larger in size than your fund and invests in similar types of securities. Combining the funds' assets into a single investment portfolio will afford greater diversification. Moreover, the international focus may result in a more concentrated marketing effort with a goal of increased fund assets.

Second, that the adviser has agreed, until at least March 1, 2005, to limit the International Fund's total expenses to 2.35% of average daily net asset for Class A shares and 3.05% of average daily net assets for Class B and Class C shares. These are lower than Pacific Basin Fund's total annual operating expenses for twelve months ended April 30, 2003. For example, Pacific Basin Fund's total Class A operating expenses for the twelve months ended April 30, 2003 were 2.57%.

Third, that a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are duplicative and there may be an opportunity to reduce International Fund's expense ratio over time because of economies of scale if the funds are combined.

The board of trustees of International Fund considered that the reorganization presents an excellent opportunity for International Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to International Fund and its shareholders.

The boards of both funds also considered that the adviser and the funds' distributor will benefit from the reorganization. For example, the adviser might achieve cost savings due to the fund's lower fixed costs, which may result in a reduction in the adviser's expense limitation over time, as well as any reduced costs resulting from a consolidated portfolio management effort. The boards believe, however, that these savings will not amount to a significant economic benefit to the adviser or distributor.


Comparative Fees and Expense Ratios. As discussed above, the adviser has agreed until at least March 1, 2005 to limit International Fund's total operating expenses to 2.35% of average daily net assets for Class A shares and 3.05% of average daily net assets for Class B and Class C shares. Without this expense limitation, International Fund's pro forma expenses would still be lower than your fund's total operating expenses. A full comparison of advisory fee rates and expense ratios is included above in the summary.


Comparative Performance. The trustees also considered details of the relative performance of your fund and International Fund and determined which fund should be the surviving fund based in part on each fund's past performance record.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of Pacific Basin Fund and International Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under Pacific Basin Fund's Rule 12b-1 Plans will be reimbursable expenses under International Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under International Fund's Rule 12b-1 Plans (0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A shares, Class B shares and Class C shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of Pacific Basin Fund and International Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent. Class I shares of International Fund are not included in the table because this class does not have a Rule 12b-1 Plan. Pacific Basin Fund does not have Class I shares.

Rule 12b-1 Payments and Unreimbursed Expenses

--------------------------------------------------------------------------------------------
                                 Aggregate
                               Dollar Amount
                               of 12b-1 Fees         Unreimbursed         Unreimbursed
                               Paid (for 12           Rule 12b-1         Expenses as %
                                mths ended           Expenditures        of Each Class'
                                 April 30,         (as of April 30,       Average Net
 Name of Fund                      2003)                 2003)               Assets
--------------------------------------------------------------------------------------------
 Pacific Basin Fund            $  34,761(A)          $   47,327(A)           0.41%(A)
--------------------------------------------------------------------------------------------
                               $ 113,491(B)          $2,428,079(B)          21.39%(B)
--------------------------------------------------------------------------------------------
                               $   8,971(C)          $   44,880(C)           5.00%(C)
--------------------------------------------------------------------------------------------
 International Fund*           $ 153,488(A)          $   76,769(A)           0.15%(A)
--------------------------------------------------------------------------------------------
                               $ 218,535(B)          $4,441,500(B)          20.32%(B)
--------------------------------------------------------------------------------------------
                               $  18,435(C)          $  268,337(C)          14.56%(C)
--------------------------------------------------------------------------------------------
 Pro Forma:
--------------------------------------------------------------------------------------------
 International Fund*
--------------------------------------------------------------------------------------------
 Assuming reorganization       $ 188,249(A)          $  124,096(A)           0.20%(A)
 with Pacific Basin Fund   -- --------------------------------------------------------------
                               $ 332,026(B)          $6,869,579(B)          20.69%(B)
--------------------------------------------------------------------------------------------
                               $  27,406(C)          $  313,217(C)          11.43%(C)
--------------------------------------------------------------------------------------------

* International Fund's Rule 12b-1 payments and expenditures have been restated to reflect the reorganization of John Hancock Global Fund and John Hancock European Equity Fund into International Fund which occurred on May 9, 2003.

If the reorganization had taken place on May 1, 2002, the pro forma combined unreimbursed expenses of International Fund's Class A, Class B and Class C shares would have been higher than if no reorganization had occurred. Nevertheless, International Fund's assumption of Pacific Basin Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under International Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A, Class B and Class C shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if International Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

FURTHER INFORMATION ON THE REORGANIZATION
Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless the funds receive a satisfactory opinion from Hale and Dorr LLP, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of Section 368(a) of the Code.

As a result, with respect to each reorganization, for federal income tax purposes:

o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
     (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the reorganization;

o The basis of the Acquiring Fund shares received by you in the reorganization will be the same as the basis of your shares of the Acquired Fund surrendered in exchange; and

o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund surrendered in the exchange, provided that the shares of the Acquired Fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of the Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of International Fund shares. Shareholders may not redeem or transfer International Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. International Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph
6).

The obligation of the Acquiring Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. John Hancock Advisers, LLC will pay the reorganization costs attributable to the Acquired Fund and the Acquiring Fund in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs.

CAPITALIZATION

With respect to the Proposal, the following table sets forth the capitalization of each fund as of April 30, 2003, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between April 30, 2003 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the reorganization date. The table should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.


If the reorganization of your fund had taken place on April 30, 2003:

--------------------------------------------------------------------------------
                                                              International Fund
                             Pacific Basin   International       Pro Forma
 Proposal 1                       Fund            Fund*           Combined*
--------------------------------------------------------------------------------
 Net Assets (millions)              $17.2           $64.3              $81.5
--------------------------------------------------------------------------------
 Net Asset Value Per Share
--------------------------------------------------------------------------------
   Class A                          $8.14           $5.10              $5.10
--------------------------------------------------------------------------------
   Class B                          $7.66           $4.78              $4.78
--------------------------------------------------------------------------------
   Class C                          $7.66           $4.78              $4.78
--------------------------------------------------------------------------------
 Shares Outstanding
--------------------------------------------------------------------------------
   Class A                      1,110,201       8,531,280         10,302,328
--------------------------------------------------------------------------------
   Class B                        978,115       3,817,152          5,383,930
--------------------------------------------------------------------------------
   Class C                         84,640         357,936            493,524
--------------------------------------------------------------------------------

* Numbers are adjusted to reflect the reorganization of John Hancock Global Fund and John Hancock European Equity Fund into International Fund which occurred on May 9, 2003.


(1) If the reorganization of your fund had taken place on April 30, 2003, approximately 1.595, 1.602 and 1.602 International Fund Class A, B and C shares would have been issued for each share of Pacific Basin Fund Class A, B and C shares, respectively. The total shares of International Fund received by Pacific Basin Fund Class A, B and C shareholders (after conversion) would have been 1,771,048, 1,566,778 and 135,588 shares, respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

--------------------------------------------------------------------------------------------------------------------------
Type of Information      Headings in Each Prospectus
--------------------------------------------------------------------------------------------------------------------------
 Investment objective   Goal and Strategy / Main Risks
 and policies
--------------------------------------------------------------------------------------------------------------------------
 Portfolio management   Subadviser
--------------------------------------------------------------------------------------------------------------------------
 Expenses               Your Expenses
--------------------------------------------------------------------------------------------------------------------------
 Custodian              Business Structure
--------------------------------------------------------------------------------------------------------------------------
 Shares of beneficial   Your Account: Choosing a Share Class
 interest
--------------------------------------------------------------------------------------------------------------------------
 Purchase of shares     Your Account: Choosing a Share Class, How Sales Charges are Calculated, Sales Charge Reductions
                        and Waivers, Opening an Account, Buying Shares, Transaction Policies, Additional Investor Services
--------------------------------------------------------------------------------------------------------------------------
 Redemption of sales    Your Account: Selling Shares, How Sales Charges are Calculated, Transaction Policies
 of shares
--------------------------------------------------------------------------------------------------------------------------
 Dividends,             Dividends and Account Policies
 distributions and
 taxes
--------------------------------------------------------------------------------------------------------------------------

BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of the fund or the adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization is in the best interests of your fund and that the interest of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of International Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of International Fund and that the interests of International Fund's shareholders would not be diluted as a result of the reorganization.

               The trustees of the Acquired Fund recommend that
          shareholders of the Acquired Funds vote FOR the proposal to approve an Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote. Approval of the proposal described above requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote on the proposal. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of:

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2)  more than 50% of the outstanding shares of the fund.

----------------------------------------------------------------------------------------------------------
Shares                      Quorum                                   Voting
----------------------------------------------------------------------------------------------------------
 In General                 All shares "present" in person or by     Shares "present" in person will be
                            proxy are counted toward a quorum.       voted in person at the meeting.
                                                                     Shares present by proxy will be
                                                                     voted in accordance with
                                                                     instructions.
----------------------------------------------------------------------------------------------------------
 Proxy with no Voting       Considered "present" at meeting.         Voted "for" a proposal.
 Instruction (other than
 Broker Non-Vote)
----------------------------------------------------------------------------------------------------------
 Broker Non-Vote            Considered "present" at meeting.         Not voted. Same effect as a vote
                                                                     "against" a proposal.
----------------------------------------------------------------------------------------------------------
 Vote to Abstain            Considered "present" at meeting.         Not voted. Same effect as a vote
                                                                     "against" a proposal.
----------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate. This action could include, among other things, terminating a fund's expense limitation or closing the fund.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, LLC and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $10,000.

Revoking Proxies

The Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

o by filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000; or

o by returning a duly executed proxy with a later date before the time of the meeting; or

o if a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of July 2, 2003 (the "record date"), the number of shares of beneficial interest of your fund outstanding were as follows:


--------------------------------------------------------------------------------
FUND                                       SHARES OUTSTANDING
--------------------------------------------------------------------------------
 Pacific Basin Fund
--------------------------------------------------------------------------------
   Class A                                      1,111,633
--------------------------------------------------------------------------------
   Class B                                        909,640
--------------------------------------------------------------------------------
   Class C                                         92,076
--------------------------------------------------------------------------------


Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of your fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

  o A shareholder will be called on a recorded line at the telephone number in a fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

  o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

  o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

  o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

  o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders give their voting instructions, and to confirm that shareholders instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

  o  Read the proxy statement and have your proxy card(s) at hand.

  o  Go to the Web site on the proxy card.

  o  Enter the "control number" found on your proxy card.

  o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

  o To insure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareholders' Proposals

Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by the appropriate fund at 101 Huntington Avenue, Boston, Massachusetts 02199 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of each fund, as of July 2, 2003, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:


--------------------------------------------------------------------------------
                                         Pacific Basin Fund
--------------------------------------------------------------------------------
Names and Addresses of Owners of
More Than 5% of Shares                   Class A        Class B         Class C
--------------------------------------------------------------------------------
 MLPF&S For The                             --           13.50%          7.95%
 Sole Benefit Of Its Customers
 Attn: Fund Administration
 4800 Deerlake Drive East 2nd Floor
 Jacksonville FL 32246-6484
--------------------------------------------------------------------------------
 Citigroup Global Markets Inc               --            5.39%            --
 333 West 34th Street
 New York, New York 10001-2402
--------------------------------------------------------------------------------
 Prudential Securities Inc                  --              --          33.32%
 Special Custody Account for Exclusive
 Benefit of Customers
 Attn: Surpas Omnibus Dept
 1 New York Plaza
 New York, New York 10292-0001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      International Fund
--------------------------------------------------------------------------------
Names and Addresses of Owners of
More Than 5% of Shares                 Class A   Class B   Class C    Class I
--------------------------------------------------------------------------------
 MLPF&S For The                          --       7.04%       --         --
 Sole Benefit Of Its Customers
 Attn: Fund Administration
 4800 Deerlake Drive East 2nd Floor
 Jacksonville FL 32246-6484
--------------------------------------------------------------------------------
 MCB Trust Services Custodian FBO        --         --      9.07%        --
 Merchants & Manufacturers
 Bancorp Retirement Plan
 700 17th St Ste 150
 Denver CO 80202-3531
--------------------------------------------------------------------------------
 MCB Trust Services Custodian FBO        --         --      7.95%        --
 Capital Mortgage Services 401(k)
 700 17th St Ste 300
 Denver CO 80202-3531
--------------------------------------------------------------------------------
 MCB Trust Services Custodian FBO        --         --        --      38.47%
 The Investment Incentive Plan
 700 17th St Ste 150
 Denver CO 80202-3531
--------------------------------------------------------------------------------
 Fiserv Securities Inc FBO 56799065      --         --        --      16.97%
 Attn: Mutual Funds
 One Commerce Sq
 2005 Market St Ste 1200
 Philadelphia PA 19103
--------------------------------------------------------------------------------
 Fiserv Securities Inc FBO 56799051      --         --        --      16.97%
 Attn: Mutual Funds
 One Commerce Sq
 2005 Market St Ste 1200
 Philadelphia PA 19103
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      International Fund
--------------------------------------------------------------------------------
Names and Addresses of Owners of
More Than 5% of Shares                 Class A   Class B   Class C    Class I
--------------------------------------------------------------------------------
Fiserv Securities Inc FBO 56741847       --         --        --      11.31%
Attn: Mutual Funds
One Commerce Sq
2005 Market St Ste 1200
Philadelphia PA 19103
--------------------------------------------------------------------------------
 MCB Trust Services Custodian FBO        --         --        --       8.48%
 One Color Comm 401(k)
 700 17th St Ste 150
 Denver CO 80202-3531
--------------------------------------------------------------------------------
 MCB Trust Services Custodian FBO        --         --        --       6.07%
 Manistique Papers Inc 401 (k)
 700 17th St Ste 150
 Denver CO 80202-3531
--------------------------------------------------------------------------------

As of July 2, 2003, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.


FINANCIAL STATEMENTS AND EXPERTS

The financial highlights and financial statements of Pacific Basin Fund and International Fund, each for the periods ended October 31, 2002 and April 30, 2003 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights for the period ended October 31, 2002 have been independently audited by PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing. The financial highlights and financial statements for the period ended April 30, 2003, have not been audited.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                      EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this ____ day of _______, 2003, by and between John Hancock Investment Trust III, a Massachusetts business trust (the "Trust") on behalf of its series, John Hancock International Fund (the "Acquiring Fund") and John Hancock World Fund, a Massachusetts business trust (the "Trust II"), on behalf of its series, John Hancock Pacific Basin Equities Fund (the "Acquired Fund"), each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares, Class B shares and Class C shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by (2) the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

    1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A, Class B and Class C shares of beneficial interest of the Acquired Fund, as of the close of business on September 26, 2003 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the Closing, as defined in Paragraph 3.1 hereof. All computations shall be provided by The Bank of New York (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

    1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

    1.3 John Hancock Advisers, LLC, the investment adviser to the Acquiring Fund and the Acquired Fund, will bear the expenses allocable to each fund in connection with the transactions contemplated by this Agreement.

    1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring Fund Shares, Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares. Acquired Fund shareholders who own Class C shares of the Acquired Fund will receive Class C Acquiring Fund Shares. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

    1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

    1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

    1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

    1.8 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2. VALUATION

    2.1 The net asset values of the Class A, Class B and Class C Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A, Class B and Class C shares to be transferred shall, in each case, be determined as of the close of business (4:00 P.M. Boston time) on the Closing Date. The net asset values of the Class A, Class B and Class C Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund attributable to its Class A, Class B and Class C shares to be transferred shall be computed by the Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

    2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to a class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

    2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3. CLOSING AND CLOSING DATE

    3.1 The Closing Date shall be September 26, 2003 or such other date on or before December 31, 2003 as the parties may agree. The closing of the reorganization (the "Closing") shall be held as of 5:00 P.M. at the offices of the Trust and the Trust II, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

    3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

    3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before December 31, 2003, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

    3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

    4.1 The Trust II on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

        (a) The Trust II is a business trust, duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust II nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

        (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust II;

        (c) The Trust II and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust II's Declaration of Trust, as amended and restated (the "Trust II's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquired Fund is a party or by which it is bound;

        (d) Except as otherwise disclosed in writing and accepted by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

        (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;


        (f) The audited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of October 31, 2002 and the unaudited statement of assets and liabilities of the Acquired Fund as of April 30, 2003 and the related statement of operations for each such period (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquired Fund as of October 31, 2002 and April 30, 2003, respectively, the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;


        (g) Since April 30, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

        (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

        (i) The Acquired Fund has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

        (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

        (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

        (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

        (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

        (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph
            5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

        (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

        (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

        (q) The Class A, Class B, and Class C prospectus of the Acquired Fund, dated February 14, 2003, (the "Acquired Fund Prospectus"), furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and

        (r) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund at Closing pursuant to
            Section 7.5 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

    4.2 The Trust on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

        (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust;

        (c) The Class A, Class B, and Class C prospectus of the Acquiring Fund dated February 14, 2003 (the "Acquiring Fund Prospectus") and statement of additional information for Class A, Class B, Class C and Class I shares of the Acquiring Fund, dated February 14, 2003, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

        (d) At the Closing Date, the Trust on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

        (e) The Trust and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result in a violation of any provisions of the Trust's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which the Trust or the Acquiring Fund is bound;

        (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;


        (g) The audited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of October 31, 2002 and the unaudited statement of assets and liabilities of the Acquiring Fund as of April 30, 2003 and the related statement of operations for each such period (copies of which have been furnished to the Acquired Fund), present fairly in all material respects the financial condition of the Acquiring Fund as of October 31, 2002 and April 30, respectively, the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;


        (h) Since April 30, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

        (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

        (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

        (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

        (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust;

        (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

        (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act; and

        (o) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund at Closing pursuant to
            Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

    5.1 Except as expressly contemplated herein to the contrary, the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

    5.2 The Trust II will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

    5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

    5.4 The Trust II on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

    5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

    5.6 The Trust II on behalf of the Acquired Fund shall furnish to the Trust on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

    5.7 The Trust on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

    5.8 The Trust II on behalf of the Acquired Fund will prepare a Proxy Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

    5.9 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND

The obligations of the Trust II on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

    6.1 All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    6.2 The Trust on behalf of the Acquiring Fund shall have delivered to the Trust II on behalf of the Acquired Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust II on behalf of the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquired Fund shall reasonably request; and

    6.3 The Acquiring Fund shall have delivered to the Acquired Fund an Acquiring Fund Tax Representation Certificate in a form acceptable to Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquiring Fund.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

    7.1 All representations and warranties of the Trust II on behalf of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

    7.2 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Acquired Fund;

    7.3 The Trust II on behalf of the Acquired Fund shall have delivered to the Trust on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Acquired Fund, in form and substance satisfactory to the Trust on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquiring Fund shall reasonably request;

    7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation; and

    7.5 The Acquired Fund shall have delivered to the Acquiring Fund an Acquired Fund Tax Representation Certificate in a form acceptable to Hale and Dorr LLP, the Acquired Fund and the Acquiring Fund concerning certain tax-related matters with respect to the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRED FUND AND THE TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations hereunder of the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund are each subject to the further conditions that on or before the Closing Date:

    8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust II's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust on behalf of the Acquiring Fund;

    8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

    8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust II or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

    8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

    8.5 The Acquired Fund shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code) after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

    8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust II on behalf of the Acquired Fund and the Trust on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Trust II nor the Trust may waive the conditions set forth in this Paragraph 8.6.

9. BROKERAGE FEES AND EXPENSES

     9.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


     9.2 If the transactions contemplated hereby are consummated, the expenses will be borne by the parties in the manner provided in Section 1.3 hereof.



10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Trust on behalf of the Acquiring Fund and the Trust II on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

          (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

          (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

          (c) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

          (d) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Trust II, or the Acquired Fund, or the Trustees or officers of the Trust or the Trust II, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust
II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention:
President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by or on behalf of the Acquiring Fund or the Acquired Fund under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.


                           JOHN HANCOCK INVESTMENT TRUST III on behalf of JOHN HANCOCK INTERNATIONAL FUND


                           By: _______________________________________________
                               Maureen R. Ford
                               Chairman, President and Chief Executive Officer


                            JOHN HANCOCK WORLD FUND, on behalf of
                            JOHN HANCOCK PACIFIC BASIN EQUITIES FUND


                           By: _______________________________________________
                              Susan S. Newton
                              Senior Vice President and Secretary

                          --------------------------

                                     Thank
                                      You

                                  for mailing
                                your proxy card
                                   promptly!

                          --------------------------





                                                                      580PX 7/03

                           VOTE THIS PROXY CARD TODAY!
                    YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                       THE EXPENSE OF ADDITIONAL MAILINGS



Your Proxy Vote is important!

And now you can vote your proxy on the PHONE or the INTERNET.

It saves Money! Telephone and Internet voting is instantaneous-24 hours a day.

It's Easy! Just follow these simple steps:

1. Read your proxy statement and have it at hand.

2. Call toll-free 1-866-241-6192 or go to website: http:/?www.jhfunds.com

3. Enter your 14 digit Control Number from your Proxy Card.

4. Follow the recorded or on-screen directions.

5. Do not mail your Proxy Card when you vote by phone or Internet.



                  Please detach at perforation before mailing.

PROXY CARD          JOHN HANCOCK PACIFIC BASIN EQUITIES FUND          PROXY CARD
              SPECIAL MEETING OF SHAREHOLDERS - SEPTEMBER 24, 2003
                   PROXY SOLICITATION BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Maureen R. Ford, Susan S. Newton and William H. King, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Pacific Basin Equities Fund ("Pacific Basin Equities Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Pacific Basin Equities Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on September 24, 2003 at 9:00 a.m., Boston time, and at any adjournments(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated July 15, 2003 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal.

                                   VOTE BY MAIL
                                   VOTE VIA THE INTERNET: http://www.jhfunds.com VOTE VIA THE TELEPHONE: 1-866-241-6192 CONTROL NUMBER: 999 9999 9999 999



                    Note: Signature(s) should agree with the name(s) printed herein. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.


                                       _____________________________________
                                       Signature

                                       _____________________________________
                                       Signature (if held jointly)

                                       _______________________________, 2003

                                       _____________________________________
                                       Date                        PBF_13395



  PLEASE SIGN, DATE AND RETURN THE PROXY PROMPTLY USING THE ENCLOSED ENVELOPE!

                           VOTE THIS PROXY CARD TODAY!
                    YOUR PROMPT RESPONSE WILL SAVE YOUR FUND
                       THE EXPENSE OF ADDITIONAL MAILINGS



                  Please detach at perforation before mailing.



SPECIFY YOUR DESIRED ACTION BY MARKING IN THE APPROPRIATE SPACE. THIS PROXY WILL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]


  1. To approve an Agreement and Plan of Reorganization between John Hancock Pacific Basin Equities Fund ("Pacific Basin Equities Fund") and John Hancock International Fund ("International Fund"). Under this Agreement, Pacific Basin Equities Fund would transfer all of it assets to International Fund in exchange for shares of International Fund. These shares will be distributed proportionately to you and the other shareholders of Pacific Basin Equities Fund. International Fund will also assume Pacific Basin Equities Fund's liabilities.




          PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD!
                                   PBF_13395

                                                                 ---------------
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you have received  multiple cards,  each has its own control number and you will
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


Campaign Proposal                                                PROXY DIRECT TM
--------------------------------------------------------------------------------
Contact Us     Security
--------------------------------------------------------------------------------

Shareholder:     ALAMO SAMPLE CARD FOR
                 JOHN HANCOCK PACIFIC
                 BASIN EQUITIES FUND,
                 CLASS A
                 280 OSER AVE
                 HAUPPAUGE, NY 11788

Acount:          1234567890 / 395-XXXX-              John Hancock
                 XXXX-000                         ------------------
                                                  JOHN HANCOCK FUNDS
Previous vote:   No Previous Vote Collected



                John Hancock Pacific Basin Equities Fund, Class A

--------------------------------------------------------------------------------
Applicable Campaign Proposals                       Mark ==> Board Recommended
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 1 To approve an Agreement and Plan of           ( ) For  ( ) Against ( ) Board
   Reorganization between John Hancock
   Pacific Basin Equities Fund ("Pacific Basin
   Equities Fund") and John Hancock International
   Fund ("International Fund"). Under this
   Agreement, Pacific Basin Equities Fund
   would transfer all of its assets to
   International Fund in exchange for shares
   of International Fund. These shares would
   be distributed proportionately to you and
   the other shareholders of Pacific Basin Equities
   Fund. International Fund would also
   assume Pacific Basin Equities Fund's
   liabilities.
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Vote Confirmation                                                PROXY DIRECT TM
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                                  John Hancock
                               ------------------
                               JOHN HANCOCK FUNDS

Thank you. Your voting instructions have been submitted for processing.

If necessary, you can revisit Internet Voting site any time before the Meeting Date on Wednesday, September 24, 2003 at 9:00 AM [ET] to submit new voting instructions.

This is the summary of your voting instructions for the John Hancock Pacific Basin Equities Fund. You may print this page for your records.

               John Hancock Pacific Basin Equities Fund, Class A

Instructions submitted on _________, 2003
Transaction Code: __________________


                    John Hancock Pacific Basin Equities Fund
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1 To approve an Agreement and Plan of                                  Voted for
  Reorganization between John Hancock
  Pacific Basin Equities Fund ("Pacific Basin
  Equities Fund") and John Hancock International
  Fund ("International Fund"). Under this
  Agreement, Pacific Basin Equities Fund
  would transfer all of its assets to
  International Fund in exchange for shares of International Fund. These shares would be distributed proportionately to you and the other shareholders of Pacific Basin Equities
  Fund. International Fund would also
  assume Pacific Basin Equities Fund's
  liabilities.


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